EXPENSES BY NATURE - Summary of Number of Employees (Details) - employee	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Number of production support employees, including Directors	389	362	283
Number of production employees	1,214	1,220	1,143
Workforce	1,603	1,582	1,426